Note 9 - Intangible Assets	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
Note
9
- Intangible Assets

	January 31, 2019	January 31, 2018
Cost
Customer agreements and relationships	177,224	162,772
Existing technology	184,641	174,506
Trade names	7,754	7,532
Non-compete covenants	6,173	5,980
	375,792	350,790
Accumulated amortization
Customer agreements and relationships	82,028	73,621
Existing technology	110,051	92,304
Trade names	4,456	4,221
Non-compete covenants	3,065	2,643
	199,600	172,789
Net	176,192	178,001

Intangible assets related to our acquisitions are recorded at their fair value at the acquisition date. The change in intangible assets during the year ended
January 31, 2019
is primarily due to the acquisitions of Aljex, Velocity Mail and PinPoint, partially offset by amortization. The balance of the change in intangible assets is due to foreign currency translation.

Intangible assets with a finite life are amortized into income over their useful lives. Amortization expense for existing intangible assets is expected to be
$176.2
million over the following periods:
$38.8
million for
2020,
$35.3
million for
2021,
$31.1
million for
2022,
$23.7
million for
2023,
$12.3
million for
2024
and
$35.0
million thereafter. Expected future amortization expense is subject to fluctuations in foreign exchange rates and assumes no
future adjustments to acquired intangible assets.